FINANCIAL ASSETS AT AMORTISED COST (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
Schedule of Debt Securities and Loans and Advances to Banks and Customers
Year ended 31 December 2021

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks and reverse repurchase agreements
At 1 January 2021	5,954	—	—	—	5,954	4	—	—	—	4
Exchange and other adjustments	15	—	—	—	15	—	—	—	—	—
Other changes in credit quality						(3)	—	—	—	(3)
Additions and repayments	1,505	—	—	—	1,505	(1)	—	—	—	(1)
Credit to the income statement						(4)	—	—	—	(4)
At 31 December 2021	7,474	—	—	—	7,474	—	—	—	—	—
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	7,474	—	—	—	7,474

Loans and advances to customers and reverse repurchase agreements
At 1 January 2021	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701
Exchange and other adjustments[1]	(2,506)	(31)	(82)	68	(2,551)	(2)	(5)	5	121	119
Transfers to Stage 1	18,662	(18,623)	(39)		—	562	(551)	(11)		—
Transfers to Stage 2	(11,995)	12,709	(714)		—	(48)	155	(107)		—
Transfers to Stage 3	(872)	(1,818)	2,690		—	(13)	(220)	233		—
Impact of transfers between stages	5,795	(7,732)	1,937		—	(426)	193	221		(12)
						75	(423)	336		(12)
Other changes in credit quality						(239)	(256)	254	(48)	(289)
Additions and repayments	10,181	(8,633)	(994)	(1,565)	(1,011)	(209)	(344)	(98)	(87)	(738)
Methodology and model changes						(63)	15	6	—	(42)
(Credit) charge to the income statement						(436)	(1,008)	498	(135)	(1,081)
Advances written off			(1,057)	(37)	(1,094)			(1,057)	(37)	(1,094)
Recoveries of advances written off in previous years			159	—	159			159	—	159
At 31 December 2021	429,078	34,884	6,406	10,977	481,345	909	1,112	1,573	210	3,804
Allowance for impairment losses	(909)	(1,112)	(1,573)	(210)	(3,804)
Net carrying amount	428,169	33,772	4,833	10,767	477,541

Debt securities
At 1 January 2021	5,137	—	1	—	5,138	—	—	1	—	1
Exchange and other adjustments	(20)	—	—	—	(20)	1	—	—	—	1
Transfers to Stage 2	(6)	6	—		—	—	—	—		—
Impact of transfers between stages	(6)	6	—		—	—	—	—		—
Additions and repayments	(557)	3	—	—	(554)	—	—	—	—	—
Charge to the income statement						—	—	—	—	—
At 31 December 2021	4,554	9	1	—	4,564	1	—	1	—	2
Allowance for impairment losses	(1)	—	(1)	—	(2)
Net carrying amount	4,553	9	—	—	4,562

Due from fellow Lloyds Banking Group undertakings
At 31 December 2021	739	—	—	—	739
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	739	—	—	—	739
Total financial assets at amortised cost	440,935	33,781	4,833	10,767	490,316
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m
Undrawn balances
At 1 January 2021	191	221	14	—	426
Exchange and other adjustments	1	(2)	—	—	(1)
Transfers to Stage 1	73	(73)	—		—
Transfers to Stage 2	(8)	8	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(65)	20	(4)		(49)
	(1)	(51)	3		(49)
Other items credited to the income statement	(88)	(82)	(12)	—	(182)
Credit to the income statement	(89)	(133)	(9)	—	(231)
At 31 December 2021	103	86	5	—	194
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks and reverse repurchase agreements	—	—	—	—	—
Loans and advances to customers and reverse repurchase agreements	909	1,112	1,573	210	3,804
Debt securities	1	—	1	—	2
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—
Financial assets at amortised cost	910	1,112	1,574	210	3,806
Provisions in relation to loan commitments and financial guarantees	103	86	5	—	194
Total	1,013	1,198	1,579	210	4,000
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	—	—	—	3
Year ended 31 December 2020

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks and reverse repurchase agreements
At 1 January 2020	4,852	—	—	—	4,852	—	—	—	—	—
Exchange and other adjustments	(25)	—	—	—	(25)	—	—	—	—	—
Additions and repayments	1,127	—	—	—	1,127	—	—	—	—	—
Charge to the income statement						4	—	—	—	4
At 31 December 2020	5,954	—	—	—	5,954	4	—	—	—	4
Allowance for impairment losses	(4)	—	—	—	(4)
Net carrying amount	5,950	—	—	—	5,950

Loans and advances to customers and reverse repurchase agreements
At 1 January 2020	429,767	28,505	5,647	13,714	477,633	669	993	1,359	142	3,163
Exchange and other adjustments[1]	1,013	24	(198)	(8)	831	—	2	(4)	21	19
Transfers to Stage 1	4,970	(4,954)	(16)		—	144	(141)	(3)		—
Transfers to Stage 2	(28,516)	29,128	(612)		—	(217)	267	(50)		—
Transfers to Stage 3	(1,615)	(2,001)	3,616		—	(9)	(156)	165		—
Impact of transfers between stages	(25,161)	22,173	2,988		—	(84)	880	570		1,366
						(166)	850	682		1,366
Other changes in credit quality						838	(33)	1,183	167	2,155
Additions and repayments	9,989	578	(754)	(1,156)	8,657	37	143	(38)	(30)	112
Methodology and model changes						(31)	170	26	—	165
Charge to the income statement						678	1,130	1,853	137	3,798
Advances written off			(1,490)	(39)	(1,529)			(1,490)	(39)	(1,529)
Recoveries of advances written off in previous years			250	—	250			250	—	250
At 31 December 2020	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701
Allowance for impairment losses	(1,347)	(2,125)	(1,968)	(261)	(5,701)
Net carrying amount	414,261	49,155	4,475	12,250	480,141

Debt securities
At 1 January 2020	5,325	—	1	—	5,326	—	—	1	—	1
Exchange and other adjustments	(17)	—	—	—	(17)	—	—	—	—	—
Additions and repayments	(171)	—	—	—	(171)	—	—	—	—	—
At 31 December 2020	5,137	—	1	—	5,138	—	—	1	—	1
Allowance for impairment losses	—	—	(1)	—	(1)
Net carrying amount	5,137	—	—	—	5,137

Due from fellow Lloyds Banking Group undertakings
At 31 December 2020	738	—	—	—	738
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	738	—	—	—	738
Total financial assets at amortised cost	426,086	49,155	4,475	12,250	491,966
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m
Undrawn balances
At 1 January 2020	91	77	5	—	173
Exchange and other adjustments	—	—	—	—	—
Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(10)	10	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(10)	90	10		90
	(2)	75	17		90
Other items charged to the income statement	102	69	(8)	—	163
Charge to the income statement	100	144	9	—	253
At 31 December 2020	191	221	14	—	426
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m
In respect of:
Loans and advances to banks and reverse repurchase agreements	4	—	—	—	4
Loans and advances to customers and reverse repurchase agreements	1,347	2,125	1,968	261	5,701
Debt securities	—	—	1	—	1
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—
Financial assets at amortised cost	1,351	2,125	1,969	261	5,706
Provisions in relation to loan commitments and financial guarantees	191	221	14	—	426
Total	1,542	2,346	1,983	261	6,132
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—	—
Year ended 31 December 2021

	Gross carrying amount				Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks and reverse repurchase agreements
At 1 January 2021	5,660	—	—	5,660	4	—	—	4
Exchange and other adjustments	20	—	—	20	—	—	—	—
Other changes in credit quality	—	—	—	—	(3)	—	—	(3)
Additions and repayments	1,607	—	—	1,607	(1)	—	—	(1)
Credit to the income statement					(4)	—	—	(4)
At 31 December 2021	7,287	—	—	7,287	—	—	—	—
Allowance for impairment losses	—	—	—	—
Net carrying amount	7,287	—	—	7,287

Loans and advances to customers and reverse repurchase agreements
At 1 January 2021	156,189	21,494	2,867	180,550	589	974	718	2,281
Exchange and other adjustments	(111)	(12)	(45)	(168)	(1)	—	(10)	(11)
Transfers to Stage 1	8,555	(8,529)	(26)	—	273	(267)	(6)	—
Transfers to Stage 2	(4,514)	4,834	(320)	—	(14)	61	(47)	—
Transfers to Stage 3	(416)	(651)	1,067	—	(7)	(89)	96	—
Impact of transfers between stages	3,625	(4,346)	721	—	(224)	43	62	(119)
					28	(252)	105	(119)
Other changes in credit quality					(107)	(125)	59	(173)
Additions and repayments	(9,881)	(5,052)	(403)	(15,336)	(88)	(208)	(22)	(318)
Methodology and model changes					(63)	15	6	(42)
(Credit) charge to the income statement					(230)	(570)	148	(652)
Advances written off			(490)	(490)			(490)	(490)
Recoveries of advances written off in previous years			48	48			48	48
At 31 December 2021	149,822	12,084	2,698	164,604	358	404	414	1,176
Allowance for impairment losses	(358)	(404)	(414)	(1,176)
Net carrying amount	149,464	11,680	2,284	163,428

Debt securities
At 1 January 2021	4,316	—	—	4,316	1	—	—	1
Exchange and other adjustments	12	—	—	12	(1)	—	—	(1)
Additions and repayments	(572)	—	—	(572)	—	—	—	—
At 31 December 2021	3,756	—	—	3,756	—	—	—	—
Allowance for impairment losses	—	—	—	—
Net carrying amount	3,756	—	—	3,756

Due from fellow Lloyds Banking Group undertakings
At 31 December 2021	108,445	—	—	108,445
Allowance for impairment losses	(21)	—	—	(21)
Net carrying amount	108,424	—	—	108,424
Total financial assets at amortised cost	268,931	11,680	2,284	282,895
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m
Undrawn balances
At 1 January 2021	102	135	8	245
Exchange and other adjustments	—	3	—	3
Transfers to Stage 1	46	(46)	—	—
Transfers to Stage 2	(4)	4	—	—
Transfers to Stage 3	(1)	(3)	4	—
Impact of transfers between stages	(41)	9	(2)	(34)
	—	(36)	2	(34)
Other items charged to the income statement	(45)	(49)	(6)	(100)
Credit to the income statement	(45)	(85)	(4)	(134)
At 31 December 2021	57	53	4	114
The Bank's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m
In respect of:
Loans and advances to banks and reverse repurchase agreements	—	—	—	—
Loans and advances to customers and reverse repurchase agreements	358	404	414	1,176
Debt securities	—	—	—	—
Due from fellow Lloyds Banking Group undertakings	21	—	—	21
Financial assets at amortised cost	379	404	414	1,197
Provisions in relation to loan commitments and financial guarantees	57	53	4	114
Total	436	457	418	1,311
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	2	—	—	2
Year ended 31 December 2020

	Gross carrying amount				Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to banks and reverse repurchase agreements
At 1 January 2020	4,453	—	—	4,453	—	—	—	—
Exchange and other adjustments	(19)	—	—	(19)	—	—	—	—
Additions and repayments	1,226	—	—	1,226	—	—	—	—
Charge to the income statement					4	—	—	4
At 31 December 2020	5,660	—	—	5,660	4	—	—	4
Allowance for impairment losses	(4)	—	—	(4)
Net carrying amount	5,656	—	—	5,656

Loans and advances to customers and reverse repurchase agreements
At 1 January 2020	165,676	10,681	2,385	178,742	238	435	500	1,173
Exchange and other adjustments	40	(1)	(220)	(181)	—	—	(8)	(8)
Transfers to Stage 1	1,974	(1,967)	(7)	—	73	(72)	(1)	—
Transfers to Stage 2	(11,777)	12,089	(312)	—	(49)	66	(17)	—
Transfers to Stage 3	(955)	(900)	1,855	—	(10)	(59)	69	—
Impact of transfers between stages	(10,758)	9,222	1,536	—	(49)	340	311	602
					(35)	275	362	602
Other changes in credit quality					382	(43)	479	818
Additions and repayments	1,231	1,592	(212)	2,611	35	137	(19)	153
Methodology and model changes					(31)	170	26	165
Charge to the income statement					351	539	848	1,738
Advances written off			(708)	(708)			(708)	(708)
Recoveries of advances written off in previous years			86	86			86	86
At 31 December 2020	156,189	21,494	2,867	180,550	589	974	718	2,281
Allowance for impairment losses	(589)	(974)	(718)	(2,281)
Net carrying amount	155,600	20,520	2,149	178,269

Debt securities
At 1 January 2020	5,241	—	—	5,241	—	—	—	—
Exchange and other adjustments	(16)	—	—	(16)	—	—	—	—
Additions and repayments	(909)	—	—	(909)	1	—	—	1
At 31 December 2020	4,316	—	—	4,316	1	—	—	1
Allowance for impairment losses	(1)	—	—	(1)
Net carrying amount	4,315	—	—	4,315

Due from fellow Lloyds Banking Group undertakings
At 31 December 2020	128,791	—	7	128,798
Allowance for impairment losses	(20)	—	(7)	(27)
Net carrying amount	128,771	—	—	128,771
Total financial assets at amortised cost	294,342	20,520	2,149	317,011
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m
Undrawn balances
At 1 January 2020	44	42	4	90
Exchange and other adjustments	—	—	—	—
Transfers to Stage 1	9	(9)	—	—
Transfers to Stage 2	(5)	5	—	—
Transfers to Stage 3	—	(3)	3	—
Impact of transfers between stages	(5)	58	—	53
	(1)	51	3	53
Other items charged to the income statement	59	42	1	102
Charge to the income statement	58	93	4	155
At 31 December 2020	102	135	8	245
The Bank's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	Total
The Bank	£m	£m	£m	£m
In respect of:
Loans and advances to banks and reverse repurchase agreements	4	—	—	4
Loans and advances to customers and reverse repurchase agreements	589	974	718	2,281
Debt securities	1	—	—	1
Due from fellow Lloyds Banking Group undertakings	20	—	7	27
Financial assets at amortised cost	614	974	725	2,313
Provisions in relation to loan commitments and financial guarantees	102	135	8	245
Total	716	1,109	733	2,558
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—

Schedule of Retail Mortgages
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail – UK mortgages
At 1 January 2021	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Exchange and other adjustments[1]	—	—	—	68	68	—	—	18	121	139
Transfers to Stage 1	10,109	(10,105)	(4)		—	66	(66)	—		—
Transfers to Stage 2	(6,930)	7,425	(495)		—	(5)	37	(32)		—
Transfers to Stage 3	(147)	(942)	1,089		—	—	(35)	35		—
Impact of transfers between stages	3,032	(3,622)	590		—	(58)	84	48		74
						3	20	51		74
Other changes in credit quality						(14)	(32)	(30)	(48)	(124)
Additions and repayments	19,179	(3,598)	(490)	(1,565)	13,526	8	(52)	(33)	(87)	(164)
Methodology and model changes						(53)	(10)	6	—	(57)
Credit to the income statement						(56)	(74)	(6)	(135)	(271)
Advances written off			(28)	(37)	(65)			(28)	(37)	(65)
Recoveries of advances written off in previous years			9	—	9			9	—	9
At 31 December 2021	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Allowance for impairment losses	(48)	(394)	(184)	(210)	(836)
Net carrying amount	273,581	21,404	1,756	10,767	307,508
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
Movements in Retail UK mortgage balances were as follows:

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
The Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail – UK mortgages
At 1 January 2020	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Exchange and other adjustments[1]	—	—	—	(8)	(8)	—	—	20	21	41
Transfers to Stage 1	2,418	(2,414)	(4)		—	17	(17)	—		—
Transfers to Stage 2	(16,463)	16,882	(419)		—	(4)	22	(18)		—
Transfers to Stage 3	(199)	(974)	1,173		—	—	(35)	35		—
Impact of transfers between stages	(14,244)	13,494	750		—	(15)	198	66		249
						(2)	168	83		249
Other changes in credit quality						63	(26)	(23)	167	181
Additions and repayments	8,619	(1,411)	(375)	(1,156)	5,677	14	(15)	(13)	(30)	(44)
Methodology and model changes						6	60	24	—	90
Charge to the income statement						81	187	71	137	476
Advances written off			(37)	(39)	(76)			(37)	(39)	(76)
Recoveries of advances written off in previous years			15	—	15			15	—	15
At 31 December 2020	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Allowance for impairment losses	(104)	(468)	(191)	(261)	(1,024)
Net carrying amount	251,314	28,550	1,668	12,250	293,782
1Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.